S000061314 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
iShares U.S. Infrastructure ETF | iShares U.S. Infrastructure ETF
Prospectus [Line Items]
Annual Return [Percent]	17.03%	13.20%	(3.11%)	29.76%	7.29%	26.67%